Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 02, 2018	Oct. 31, 2018	Oct. 08, 2018	Sep. 13, 2018	Nov. 14, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2016
Warrants to purchase shares						964,000
Reserved shares								14,038,123
Outstanding shares						12,461,036		18,415,030	8,627,013
Aggregate offering shares						800,000	181,818
Offering price per share							$ 1.10
Gross proceeds from offering									$ 150,000
Minimum [Member]
Offering price per share						$ 1.19
Maximum [Member]
Offering price per share						$ 2.00
Restricted Stock [Member]
Number of shares issued for service rendered						800,000		2,257,778
PT. Kinerja Simpan Pinjam [Member]
Costs of developing, lunching and funding				$ 175,000
PT. Kinerja Simpan Pinjam [Member] | Minimum [Member]
Short term loan				100
PT. Kinerja Simpan Pinjam [Member] | Maximum [Member]
Short term loan				$ 1,000
Subsequent Event [Member] | 11% Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Aggregate offering shares	300,000
Offering price per share	$ 25
Gross proceeds from offering	$ 7,500,000
Subsequent Event [Member] | Restricted Stock [Member] | Mr. Stephen Kann [Member]
Number of shares issued for service rendered			37,500
Subsequent Event [Member] | Securities Purchase Agreement [Member] | EMA Financial, LLC [Member]
Net proceeds from convertible debt		$ 150,000
Debt instrument, principal amount		$ 150,000
Warrants to purchase shares		312,500
Subsequent Event [Member] | Convertible Notes Payable One [Member]
Net proceeds from convertible debt					$ 420,250
Subsequent Event [Member] | Convertible Notes Payable Two [Member]
Net proceeds from convertible debt					420,250
Subsequent Event [Member] | Convertible Notes Payable Three [Member]
Net proceeds from convertible debt					420,250
Subsequent Event [Member] | Convertible Notes Payable Four [Member]
Net proceeds from convertible debt					420,250
Subsequent Event [Member] | Four Convertible Notes Payable [Member]
Debt instrument, principal amount					$ 476,000